Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Total debt	$ 53,332	$ 130,611
Deferred finance fees	(855)	(1,815)
Net total debt	52,477	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(279)	(502)
Total current portion of long-term debt	6,434	12,927
Non-current portion of long-term debt	46,043	115,869
Nordea SEB Revolving Facility
Total debt	5,000	22,500
ABN CACIB Joint Bank Facility
Total debt	47,551	104,927
ABN CACIB Revolving Bank Facility
Total debt	0
ABN AMRO Revolving Facility
Total debt	$ 781	$ 3,184